Consolidated Statements Of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Operations
Net sales	$ 2,239.2	$ 1,163.6	$ 2,004.5
Cost of goods sold	1,902.1	1,035.5	999.7
Gross profit	337.1	128.1	1,004.8
Operating expenses:
Marketing and administration	267.0	161.9	106.5
Research and development	55.6	40.4	40.8
Restructuring and impairment charges	5.3	53.0	4.3
Insurance recovery	(11.9)
Operating income (loss)	21.1	(127.2)	853.2
Non-operating expense (income):
Interest expense	29.0	4.0	1.8
Interest income	(5.5)	(26.5)	(46.4)
Decline (increase) in fair value of warrant	14.0	(5.4)	292.5
Other, net	(3.9)	0.9	20.3
Total non-operating expense (income)	33.6	(27.0)	268.2
(Loss) income before income tax expense and equity in earnings of joint venture	(12.5)	(100.2)	585.0
Income tax (benefit) expense	(53.3)	(42.2)	195.4
Income (loss) before equity in earnings of joint venture	40.8	(58.0)	389.6
Equity in earnings (loss) of joint venture, net of tax	7.2	(11.8)
Net income (loss)	48.0	(69.8)	389.6
Net (income) loss attributable to noncontrolling interests	(13.6)	1.5	(2.2)
Net income (loss) attributable to MEMC stockholders	$ 34.4	$ (68.3)	$ 387.4
Basic income (loss) per share	$ 0.15	$ (0.31)	$ 1.71
Diluted income (loss) per share	$ 0.15	$ (0.31)	$ 1.69
Weighted-average shares used in computing basic income (loss) per share	226.9	223.9	226.9
Weighted-average shares used in computing diluted income (loss) per share	230.2	223.9	228.6